T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
March 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.9%
COMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 0.6%
AT&T  4,769 84
Verizon Communications  3,361 141
225
Media 1.7%
Comcast, Class A  3,829 166
Fox, Class B  2,496 71
News, Class A  7,537 197
Nexstar Media Group  1,030 178
612
Wireless Telecommunication Services 0.7%
T-Mobile U.S.  1,566 256
256
Total Communication Services 1,093
CONSUMER DISCRETIONARY 2.6%
Broadline Retail 0.5%
eBay  3,406 180
180
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands  990 51
Travel + Leisure  2,980 146
197
Household Durables 1.0%
Lennar, Class A  1,050 181
PulteGroup  1,484 179
360
Specialty Retail 0.5%
Bath & Body Works  3,719 186
186
Total Consumer Discretionary 923
CONSUMER STAPLES 7.1%
Beverages 0.5%
Molson Coors Beverage, Class B  2,835 191
191
Consumer Staples Distribution & Retail 0.8%
Walmart  4,638 279
279

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 2.0%
Archer-Daniels-Midland  2,210 139
Conagra Brands  7,696 228
Kraft Heinz  7,344 271
Mondelez International, Class A  975 68
706
Household Products 2.1%
Kimberly-Clark  2,125 275
Procter & Gamble  2,919 473
748
Personal Care Products 1.0%
Kenvue  16,858 362
362
Tobacco 0.7%
Altria Group  2,193 96
Philip Morris International  1,752 160
256
Total Consumer Staples 2,542
ENERGY 9.7%
Energy Equipment & Services 1.6%
Baker Hughes  7,379 247
Halliburton  2,546 100
TechnipFMC  9,110 229
576
Oil, Gas & Consumable Fuels 8.1%
BP, ADR  7,604 287
Chesapeake Energy  1,190 106
Chevron  840 132
ConocoPhillips  3,080 392
Exxon Mobil  5,102 593
Kinder Morgan  12,907 237
Marathon Petroleum  1,390 280
Suncor Energy  8,708 321
TotalEnergies, ADR (1) 4,490 309
Valero Energy  1,112 190
2,847
Total Energy 3,423
FINANCIALS 22.0%
Banks 8.1%
Bank of America  11,352 430
Citigroup  8,848 560
Credicorp  580 98

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
JPMorgan Chase  5,448 1,091
Wells Fargo  11,499 667
2,846
Capital Markets 2.1%
Affiliated Managers Group  588 99
Bank of New York Mellon  5,456 314
Charles Schwab  2,245 162
Jefferies Financial Group  1,580 70
Morgan Stanley  982 92
737
Consumer Finance 0.7%
Capital One Financial  372 55
OneMain Holdings  3,474 178
233
Financial Services 5.7%
Berkshire Hathaway, Class B (2) 543 228
Corebridge Financial  11,570 333
Corpay (2) 1,037 320
Equitable Holdings  8,368 318
Fidelity National Information Services  1,900 141
Fiserv (2) 2,617 418
Global Payments  1,722 230
1,988
Insurance 5.4%
American International Group  3,486 272
Chubb  1,646 427
Everest Group  517 205
Hartford Financial Services Group  3,795 391
MetLife  4,683 347
Reinsurance Group of America  470 91
RenaissanceRe Holdings  673 158
1,891
Total Financials 7,695
HEALTH CARE 16.7%
Biotechnology 1.6%
AbbVie  1,805 329
Gilead Sciences  3,159 231
560
Health Care Equipment & Supplies 4.8%
Baxter International  4,418 189
Becton Dickinson & Company  1,260 312
Hologic (2) 4,530 353
Medtronic  5,589 487

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  2,622 346
1,687
Health Care Providers & Services 5.5%
Cardinal Health  1,714 192
Cencora  763 185
Centene (2) 2,110 166
Cigna Group  1,252 455
Elevance Health  898 466
McKesson  494 265
Tenet Healthcare (2) 2,066 217
1,946
Pharmaceuticals 4.8%
Bristol-Myers Squibb  7,986 433
Johnson & Johnson  2,749 435
Merck  2,105 278
Sanofi, ADR  4,906 238
Viatris  24,163 289
1,673
Total Health Care 5,866
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 1.8%
Huntington Ingalls Industries  1,032 301
Textron  3,608 346
647
Air Freight & Logistics 1.2%
FedEx  1,440 417
417
Building Products 1.8%
Builders FirstSource (2) 930 194
Masco  1,977 156
Owens Corning  1,587 265
615
Construction & Engineering 0.5%
AECOM  1,727 169
169
Ground Transportation 2.0%
CSX  11,438 424
Norfolk Southern  1,159 295
719
Industrial Conglomerates 2.8%
3M  1,755 186
General Electric  2,711 476

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Siemens, ADR  3,436 328
990
Machinery 1.7%
Allison Transmission Holdings  2,220 180
Cummins  573 169
Stanley Black & Decker  2,496 244
593
Professional Services 2.1%
Leidos Holdings  2,513 329
ManpowerGroup  1,256 98
SS&C Technologies Holdings  4,794 309
736
Total Industrials & Business Services 4,886
INFORMATION TECHNOLOGY 10.0%
Communications Equipment 0.6%
Cisco Systems  3,850 192
192
Electronic Equipment, Instruments & Components 1.4%
Flex (2) 5,102 146
Jabil  881 118
TE Connectivity  1,484 215
479
IT Services 1.4%
Cognizant Technology Solutions, Class A  2,513 184
GoDaddy, Class A (2) 1,416 168
International Business Machines  694 133
485
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices  1,837 364
Applied Materials  730 151
Lam Research  270 262
QUALCOMM  2,144 363
Skyworks Solutions  713 77
Taiwan Semiconductor Manufacturing, ADR  611 83
1,300
Software 2.2%
Adobe (2) 290 147
DocuSign (2) 1,710 102
Gen Digital  11,121 249
Salesforce  914 275
773

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Class C  2,023 231
231
Total Information Technology 3,460
MATERIALS 5.2%
Chemicals 1.9%
CF Industries Holdings  3,199 266
LyondellBasell Industries, Class A  1,259 129
Nutrien  3,008 163
RPM International  1,010 120
678
Containers & Packaging 0.6%
Berry Global Group  1,193 72
International Paper  3,349 131
203
Metals & Mining 2.7%
Nucor  1,368 271
Reliance  1,033 345
Steel Dynamics  2,357 349
965
Total Materials 1,846
REAL ESTATE 3.5%
Hotel & Resort Real Estate Investment Trusts 0.2%
Host Hotels & Resorts, REIT  3,749 78
78
Industrial Real Estate Investment Trusts 0.6%
Prologis, REIT  1,627 212
212
Residential Real Estate Investment Trusts 1.0%
AvalonBay Communities, REIT  1,028 191
Essex Property Trust, REIT  648 158
349
Specialized Real Estate Investment Trusts 1.7%
CubeSmart, REIT  3,705 168
Iron Mountain, REIT  2,227 179
Lamar Advertising, Class A, REIT  2,165 258
605
Total Real Estate 1,244
UTILITIES 4.2%
Electric Utilities 1.5%
FirstEnergy  7,281 281

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PG&E  7,304 123
PPL  4,479 123
527
Independent Power & Renewable Electricity Producers 0.6%
Vistra  3,029 211
211
Multi-Utilities 2.1%
Ameren  2,191 162
CenterPoint Energy  4,750 135
Dominion Energy  2,908 143
NiSource  10,752 298
738
Total Utilities 1,476
Total Common Stocks (Cost $26,294) 34,454
EQUITY MUTUAL FUNDS 1.2%
iShares Russell 1000 Value ETF  2,490 446
Total Equity Mutual Funds (Cost $435) 446
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 269,270 269
Total Short-Term Investments (Cost $269) 269
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 53,130 53
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 53
Total Securities Lending Collateral (Cost $53) 53
Total Investments in Securities 100.1%
(Cost $27,051) $ 35,222
Other Assets Less Liabilities (0.1)% (33)
Net Assets 100.0% $ 35,189

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 251  ¤  ¤ $ 322
Total $ 322^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $322.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F201-054Q1 03/24